Interest Rate Benchmark Reform - Additional Information (Detail) $ in Millions, $ in Millions	Oct. 31, 2022 USD ($)	Oct. 12, 2022 CAD ($)	Oct. 12, 2022 USD ($)
Additional Tier1 capital instruments One [Member]
Nonderivative Financial Assets And Financial Liabilities [Line Items]
Other Equity Instruments Notional Amount	$ 1,250	$ 1,560	$ 1,250